JLS
Nuveen Mortgage and Income Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 131.8%
	MORTGAGE-BACKED SECURITIES – 92.7%
$1,500	ACRE Commercial Mortgage Series 2021-FL4 Ltd, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	2.687%	12/18/37	N/R	$1,489,488
1,500	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (3)	4.084%	4/15/34	BB-	1,509,403
1,000	Angel Oak Mortgage Trust 2019-5, 144A	3.957%	10/25/49	BB	999,034
1,000	BANK 2017-BNK6	3.851%	7/15/60	A	1,058,160
1,000	BANK 2019-BNK21, 144A	2.500%	10/17/52	BBB	901,996
1,000	BBCMS Mortgage Trust 2020-C6, 144A	3.811%	2/15/53	N/R	1,046,456
2,933	BCAP LLC Trust 2007-AA1, (1-Month LIBOR + 0.180% spread), (3)	0.266%	3/25/37	Caa3	2,909,431
1,500	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B-	1,516,884
461	BX Commercial Mortgage Trust 2020-BXLP, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	1.684%	12/15/36	N/R	461,088
845	CD 2016-CD1 Mortgage Trust, (4)	3.631%	8/10/49	A-	868,467
1,500	CD 2016-CD2 Mortgage Trust	4.131%	11/10/49	A-	1,542,062
1,028	CD 2017-CD3 Mortgage Trust, (4)	4.702%	2/10/50	A-	1,067,980
25	CF 2020-P1 Mortgage Trust, 144A	2.840%	4/15/25	N/R	25,934
750	CF 2020-P1 Mortgage Trust, 144A	10.010%	4/15/52	N/R	794,259
596	CHL Mortgage Pass-Through Trust 2006-HYB1	2.642%	3/20/36	Caa3	601,518
1,500	COMM 2013-LC13 Mortgage Trust, 144A	5.437%	8/10/46	BB-	1,433,019
700	COMM 2014-CCRE15 Mortgage Trust, 144A	4.863%	2/10/47	Baa3	725,847
1,469	COMM 2014-CCRE19 Mortgage Trust, 144A, (4)	4.860%	8/10/47	BBB-	1,460,890
1,500	COMM 2014-UBS3 Mortgage Trust, 144A	4.927%	6/10/47	N/R	1,511,568
1,000	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB-	849,753
1,500	COMM 2015-CCRE24 Mortgage Trust, (4)	3.463%	8/10/48	BBB-	1,395,821
800	COMM 2015-CCRE25 Mortgage Trust	4.681%	8/10/48	A-	854,664
1,245	COMM 2015-CCRE25 Mortgage Trust	3.931%	8/10/48	BB	1,172,240
2,300	COMM 2015-LC21 Mortgage Trust, (4)	4.478%	7/10/48	N/R	2,492,839
1,565	Connecticut Avenue Securities Trust 2020-R02, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3), (5)	2.086%	1/25/40	B	1,571,729
800	CPT MORTGAGE TRUST, Series 2019-CPT, 144A	3.097%	11/13/39	N/R	782,082
33,000	DOLP Trust 2021-NYC, 144A	0.665%	5/10/41	A-	1,599,064
1,926	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.600% spread), (3), (4)	2.686%	5/25/24	Aaa	1,949,588
0

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$1,432	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3), (5)	3.086%	7/25/24	Aaa	$1,456,536
1,809	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.650% spread), (3), (4)	2.736%	2/25/30	Aaa	1,839,329
1,081	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.150% spread), (3)	2.236%	10/25/30	BB	1,095,247
2,456	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.550% spread), (3), (4)	2.636%	12/25/30	B+	2,499,681
3,375	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.100% spread), (3), (5)	2.186%	3/25/31	Aaa	3,410,779
750	Farmer Mac Agricultural Real Estate Trust 1992-A, 144A, (WI/DD)	3.254%	1/25/51	N/R	646,875
712	First Horizon Alternative Mortgage Securities Trust 2005-AA7	2.341%	9/25/35	N/R	697,816
1,412	First Horizon Alternative Mortgage Securities Trust 2006-FA3	6.000%	7/25/36	N/R	929,842
92	Flagstar Mortgage Trust 2017-2, 144A	4.103%	10/25/47	A3	91,896
2	Freddie Mac Multifamily Structured Pass Through Certificates	2.801%	10/25/55	N/R	475
2,970	Freddie Mac Stacr Remic Trust 2020-DNA1, 144A, (1-Month LIBOR reference rate + 2.300% spread), (3)	2.386%	12/25/49	B	2,968,231
4,900	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 2.500% spread), (3)	2.586%	2/25/50	B	4,911,980
500	Freddie Mac STACR REMIC Trust 2020-DNA6, 144A, (SOFR30A reference rate + 3.000% spread), (3)	3.050%	12/25/50	B+	506,261
2,725	Freddie Mac STACR REMIC Trust 2021-DNA3, 144A, (SOFR30A reference rate + 2.100% spread), (3), (4)	2.150%	10/25/33	BBB-	2,780,346
3,000	Freddie Mac STACR REMIC Trust 2021-DNA5, 144A, (SOFR30A reference rate + 3.050% spread), (3)	3.100%	1/25/34	BB-	3,063,909
2,000	Freddie Mac STACR Remic Trust 2021-HQA1, 144A, (SOFR30A reference rate + 2.250% spread), (3), (4)	2.300%	8/25/33	Ba1	2,023,812
3,000	Freddie Mac STACR REMIC Trust 2021-HQA2, 144A, (SOFR30A reference rate + 2.050% spread), (3), (4)	2.100%	12/25/33	Ba1	3,027,247
1,500	Freddie Mac Stacr Trust 2018-HQA2, 144A, (1-Month LIBOR reference rate + 2.300% spread), (3)	2.386%	10/25/48	B+	1,520,176
3,000	Freddie Mac STACR Trust 2019-DNA4, 144A, (1-Month LIBOR reference rate + 2.700% spread), (3)	2.786%	10/25/49	B	3,018,651
179	Freddie Mac Strips, (1-Month LIBOR reference rate + 5.920% spread), (3)	5.836%	3/15/44	N/R	31,708
1,500	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.350% spread), (3), (4)	2.436%	4/25/30	Baa3	1,512,567
885	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.300% spread), (3), (4)	2.472%	8/25/30	BB-	896,464

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$1,500	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 2.300% spread), (3), (4)	2.350%	8/25/33	BBB-	$1,536,712
90	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.039%	9/25/47	Ba3	90,080
1,020	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 4.000% spread), (3)	4.050%	11/25/50	B2	1,071,641
1,500	GS Mortgage Securities Corp Trust 2017-SLP, 144A	4.744%	10/10/32	B	1,496,381
1,000	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 1.450% spread), (3), (4)	1.534%	7/15/31	A-	987,387
1,100	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	1.684%	7/15/31	BBB-	1,077,814
1,250	GS Mortgage Securities Trust 2016-GS4, (4)	4.088%	11/10/49	A-	1,244,125
500	GS Mortgage Securities Trust 2019-GC40, 144A	3.668%	7/10/52	BBB-	516,989
546	Hudson Yards, 144A	3.041%	12/10/41	Baa3	550,867
1,000	Hudson Yards, 144A	3.041%	12/10/41	N/R	952,772
1,668	IndyMac INDX Mortgage Loan Trust 2005-AR11	2.980%	8/25/35	Caa3	1,532,226
201	JP Morgan Chase Commercial Mortgage Securities Trust 2020-NNN, 144A	3.972%	1/16/37	N/R	202,677
792	JP Morgan Mortgage Trust 2006-A6	2.949%	10/25/36	N/R	699,383
920	JP Morgan Mortgage Trust 2018-6, 144A	3.859%	12/25/48	Ba1	923,224
1,600	JPMBB Commercial Mortgage Securities Trust 2014-C22, (4)	4.705%	9/15/47	BBB	1,575,690
1,000	JPMBB Commercial Mortgage Securities Trust 2015-C27, (4)	3.898%	2/15/48	N/R	1,059,048
760	JPMBB Commercial Mortgage Securities Trust 2015-C29, (4)	4.118%	5/15/48	AA-	799,466
400	JPMBB Commercial Mortgage Securities Trust 2015-C29	4.337%	5/15/48	A-	395,022
1,189	JPMBB Commercial Mortgage Securities Trust 2016-C1, (4)	4.891%	3/15/49	A-	1,290,114
1,500	JPMCC Commercial Mortgage Securities Trust 2017-JP7, 144A	4.544%	9/15/50	BBB	1,521,221
600	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19	4.000%	12/15/47	N/R	630,654
226	Morgan Stanley Capital I Trust 2015-MS1	4.166%	5/15/48	N/R	242,591
224	Morgan Stanley Mortgage Loan Trust 2007-15AR	2.828%	11/25/37	CCC	191,899
2,000	MRCD Mortgage Trust, 144A	2.718%	12/15/36	N/R	1,987,334
1,000	Natixis Commercial Mortgage Securities Trust 2019-1776, 144A	3.902%	10/15/36	Ba3	1,003,703
1,000	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3), (4)	2.834%	7/15/36	N/R	999,701

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$1,050	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (3)	4.334%	7/15/36	N/R	$1,043,546
2,000	OPG Trust 2021-PORT, 144A, (1-Month LIBOR reference rate + 1.529% spread), (3)	1.629%	10/15/36	N/R	1,983,364
1,000	PKHL Commercial Mortgage Trust 2021-MF, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	2.084%	7/15/38	BBB-	1,000,747
1,599	RALI Series 2007-QS2 Trust	6.250%	1/25/37	Caa3	1,525,396
40,180	SLG Office Trust 2021-OVA, 144A	0.258%	7/15/41	AA-	839,437
1,000	SLG Office Trust 2021-OVA, 144A	2.851%	7/15/41	N/R	918,941
1,500	Spruce Hill Mortgage Loan Trust 2020-SH1, 144A	3.827%	1/28/50	BB	1,518,366
2,275	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3), (4)	1.736%	4/25/43	BB+	2,280,789
1,000	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	3.649%	3/10/46	Aa3	1,013,013
200	Verus Securitization Trust 2019-3, 144A	4.043%	7/25/59	BB	202,531
1,500	VNDO Mortgage Trust, Series 2016-350P, 144A	4.033%	1/10/35	BB-	1,458,712
1,190	Wells Fargo Commercial Mortgage Trust 2012-LC5, 144A, (4)	4.916%	10/15/45	Baa3	1,208,106
1,300	Wells Fargo Commercial Mortgage Trust 2015-NXS1	4.284%	5/15/48	BBB-	1,330,420
$185,603	Total Mortgage-Backed Securities (cost $113,828,236)				114,423,181

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings	Value
	ASSET-BACKED SECURITIES – 39.1%
$997	AASET 2020-1 Trust, 144A	6.413%	1/16/40	B	$491,759
930	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	976,606
1,500	Adams Outdoor Advertising LP, 144A	7.356%	11/15/48	BB	1,552,230
1,171	Air Canada 2020-2 Class A Pass Through Trust, 144A, (4)	5.250%	4/01/29	A	1,264,497
1,139	Air Canada 2020-2 Class B Pass Through Trust, 144A, (4)	9.000%	10/01/25	BBB-	1,262,174
1,275	Avis Budget Rental Car Funding AESOP LLC, 144A	4.530%	3/20/23	BBB	1,286,151
225	Avis Budget Rental Car Funding AESOP LLC, 144A	4.950%	3/20/25	Baa2	242,188
1,000	Bojangles Issuer LLC, 144A	3.832%	10/20/50	N/R	1,035,838
500	Bonanza RE Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 4.750% spread), (3)	4.778%	12/23/24	N/R	508,550
583	British Airways 2020-1 Class A Pass Through Trust, 144A, (4)	4.250%	11/15/32	A+	629,102
558	British Airways 2020-1 Class B Pass Through Trust, 144A, (4)	8.375%	11/15/28	BBB	654,754
750	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.380% spread), (3)	5.413%	6/07/23	N/R	777,525
2,000	Cars Net Lease Mortgage Notes Series 2020-1, 144A	4.690%	12/15/50	BBB	2,158,050

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings	Value
$775	CARS-DB4 LP, Series 2020-1A, 144A	4.520%	2/15/50	BBB	$808,140
2	Carvana Auto Receivables Trust, 144A	1.000%	5/10/28	N/R	1,229,100
250	Cayuga Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.000% spread), (3)	1.000%	7/17/34	BB-	249,992
500	Cayuga Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	1.000%	7/17/34	BBB-	500,260
385	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 6.500% spread), (3)	0.000%	10/20/34	BB-	384,981
412	DB Master Finance LLC, 144A	4.021%	5/20/49	BBB	430,239
48	Domino's Pizza Master Issuer LLC, 144A	4.118%	7/25/47	BBB+	51,791
967	Driven Brands Funding LLC, Series 2018-1A, 144A, (5)	4.739%	4/20/48	BBB-	1,023,338
83	Garanti Diversified Payment Rights Finance Co, (3-Month LIBOR reference rate + 3.172% spread), (3)	3.296%	10/09/21	BB+	83,208
1,985	Hardee's Funding LLC, Series 2020-1A A2, 144A	3.981%	12/20/50	BBB	2,103,812
340	Hilton Grand Vacations Trust 2020-A, 144A	4.220%	2/25/39	A	362,590
680	Hilton Grand Vacations Trust 2020-A, 144A	6.420%	2/25/39	BBB	756,381
499	HIN Timeshare Trust 2020-A, 144A	5.500%	10/09/39	BB	518,032
356	HIN Timeshare Trust 2020-A, 144A	6.500%	10/09/39	B	365,060
1,433	Horizon Aircraft Finance II Ltd, Series 2019-1, 144A	4.703%	7/15/39	BBB	1,333,282
244	Horizon Aircraft Finance III Ltd, Series 2019-2, 144A	4.458%	11/15/39	BBB	229,296
529	Jack in the Box Funding LLC, 144A	3.982%	8/25/49	BBB	539,818
651	Jack in the Box Funding LLC, 144A	4.476%	8/25/49	BBB	681,970
301	LUNAR AIRCRAFT 2020-1 LTD, 144A	4.335%	2/15/45	BB	279,913
1,375	Magnetite XXIII Ltd, 144A, (3-Month LIBOR reference rate + 6.750% spread), (3)	6.875%	10/25/32	BB-	1,375,370
1,630	Mexico Remittances Funding Fiduciary Estate Management Sarl, 144A	4.875%	1/15/28	BB+	1,609,641
532	Mosaic Solar Loan Trust 2020-1, 144A	4.470%	4/20/46	N/R	540,101
432	Mosaic Solar Loan Trust 2020-1, 144A	6.910%	4/20/46	N/R	444,708
1,000	Mosaic Solar Loan Trust 2020-1, 144A	0.000%	4/20/46	N/R	845,000
1,453	Mosaic Solar Loan Trust 2020-2, 144A	5.420%	8/20/46	N/R	1,491,669
1,427	Mosaic Solar Loans LLC, 144A	0.000%	9/20/40	N/R	956,013
794	MVW 2020-1 LLC, 144A	4.210%	10/20/37	BBB	834,125
507	MVW 2020-1 LLC, 144A	7.140%	10/20/37	BB	551,938
300	NBC Funding LLC, 144A	4.970%	7/30/51	N/R	302,062
250	Oportun Funding XIV LLC, 144A	3.440%	3/08/28	N/R	253,486
500	Oportun Funding XIV LLC, 144A	5.400%	3/08/28	N/R	506,514
250	Purchasing Power Funding 2021-A LLC, 144A	4.370%	10/15/25	N/R	252,086
250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.530%	6/07/24	N/R	255,175
400	Residential Reinsurance 2020 Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.510% spread), (3)	6.540%	12/06/24	N/R	410,520

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings	Value
$250	Sanders Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.533%	4/07/22	N/R	$200,000
1,302	SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB-	1,357,741
583	Sesac Finance LLC, Series 2019-1, 144A	5.216%	7/25/49	N/R	618,511
235	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	237,357
714	Sierra Timeshare 2020-2 Receivables Funding LLC, 144A	6.590%	7/20/37	BB	751,455
762	Sonic Capital LLC, Series 2020-1A, 144A	3.845%	1/20/50	BBB	801,367
647	START Ireland, Series 2019-1, 144A	5.095%	3/15/44	BB	609,868
503	Taco Bell Funding LLC, Series 2016-1A, 144A	4.970%	5/25/46	BBB	538,355
1,000	TES 2017-1 LLC, 144A	7.740%	10/20/47	N/R	967,335
710	Tesla Auto Lease Trust 2019-A, 144A	5.480%	5/22/23	Ba3	738,987
1,500	Tesla Auto Lease Trust 2020-A, 144A	4.640%	8/20/24	Ba2	1,567,363
1,484	United Airlines 2020-1 Class A Pass Through Trust, (4)	5.875%	10/15/27	A	1,660,614
250	Ursa Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.250% spread), (3)	6.278%	12/07/23	N/R	257,600
1,730	Vivint Solar Financing V LLC, 144A	7.370%	4/30/48	N/R	1,830,386
665	VR Funding LLC, 144A	6.420%	11/15/50	N/R	674,671
$46,503	Asset-Backed Securities (cost $47,084,378)				48,210,645
	Total Long-Term Investments (cost $160,912,614)				162,633,826

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 3.0%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.0%
$1,634	Federal Agricultural Mortgage Corp Discount Notes	0.000%	10/01/21	N/R	$1,634,000
2,100	Federal Home Loan Bank Discount Notes	0.000%	10/01/21	Aaa	2,100,000
3,734	Total U.S. Government and Agency Obligations (cost $3,734,000)				3,734,000
$3,734	Total Short-Term Investments (cost $3,734,000)				3,734,000
	Total Investments (cost $164,646,614) – 134.8%				166,367,826
	Borrowings – (10.0)% (6), (7)				(12,355,000)
	Reverse Repurchase Agreements, including accrued interest – (23.6)% (8)				(29,177,700)
	Other Assets Less Liabilities – (1.2)%				(1,400,945)
	Net Assets – 100%				$123,434,181

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ —	$114,423,181	$ —	$114,423,181
Asset-Backed Securities	—	48,210,645	—	48,210,645
Short-Term Investments:
U.S. Government and Agency Obligations	—	3,734,000	—	3,734,000
Total	$ —	$166,367,826	$ —	$166,367,826

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $47,057,962 have been pledged as collateral for reverse repurchase agreements.
(5)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $7,768,882.
(6)	Borrowings as a percentage of Total Investments is 7.4%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $46,783,110 have been pledged as collateral for borrowings.
(8)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 17.5%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
WI/DD	Purchased on a when-issued or delayed delivery basis.